Marketable securities (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of marketable securities

Available-for-sale (“AFS”) debt securities are detailed as follows:

	December 31, 2025
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€22,518,281	€22,621,518	€103,439	€-

Total debt securities	€22,518,281	€22,621,518	€103,439	€-

	December 31, 2024
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€7,992,891	€8,078,002	€96,234	€-

Total debt securities	€7,992,891	€8,078,002	€96,234	€-

	December 31, 2023
	Amortized cost	Fair value	Unrealized gain (loss)	Allowance for credit losses

Available-for-sale (“AFS”)	€15,123,831	€15,084,284	€214,984	€-

Total debt securities	€15,123,831	€15,084,284	€214,984	€-